Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Ceding commission expense	$ 166.2	$ 0.0	$ 0.0
Profit commission expense	59.1	0.0	0.0
Total Fidelis MGU commissions	$ 225.3	$ 0.0	$ 0.0